13. Related Party Disclosures	12 Months Ended
Dec. 31, 2017
Related Party Disclosures
Related Party Disclosures

Compensation to key management personnel of the Company:

($000s)	2017	2016
Compensation of directors:
Directors fees	329	369
Services	-	71
Stock-based compensation	1,024	693
	1,353	1,133

Compensation of key management personnel:

Salaries and consulting fees	3,712	3,398
Stock-based compensation	4,817	2,838
	8,529	6,236
Total remuneration of key management personnel	9,882	7,369

During 2017, other than compensation paid to key management personnel, a private company controlled by an officer was paid $200,400 (2016 -$192,600) for legal services rendered. During the year ended December 31, 2016, a private company previously controlled by a director of the Company was paid $71,000 for technical services provided by the company. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.